Income Taxes - Schedule of Current Taxes (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Taxes
Profit before income tax and social contribution		R$ 232,651	R$ 239,430	R$ 200,229
Total income tax and social contribution charge at current rates (34%)		(79,078)	(81,406)	(68,078)
Permanent additions/(exclusions)		(189)	1,359	169
Current year temporary differences for which no deferred tax assets are recognized		575	187	(104)
Other	[1]	21,114	34,100	22,868
Income tax and social contribution in the years		R$ (57,578)	R$ (45,760)	R$ (45,145)
Effective rate		24.70%	19.10%	22.50%
Deferred income tax and social contribution		R$ (32,459)	R$ (12,199)	R$ 6,349
Current income tax and social contribution		(25,119)	(34,873)	(52,529)
Income tax and social contribution for prior years	[2]		R$ 1,312	R$ 1,035

[1]	Basically includes: (i) adjustment for the different rates of non-financial companies taxed based on the presumed profit (BR Partners Gestão de Recursos Ltda., BR Partners Mercados de Capitais Ltda., BR Partners Assessoria em Soluções de Capital Ltda., BR Partners Corretora de Seguros Ltda. and BR Partners Assessoria Financeira Rio de Janeiro Ltda.); and (ii) tax rate difference of subsidiaries.
[2]	Adjustment of tax payments for previous periods.